Equity (Details)											12 Months Ended
	Apr. 12, 2024	Jan. 03, 2024 $ / shares shares	Sep. 11, 2023 USD ($) $ / shares shares	Aug. 31, 2023 shares	Jun. 06, 2023 USD ($) $ / shares shares	Apr. 07, 2023 $ / shares shares	Mar. 09, 2023 USD ($) $ / shares shares	Jan. 25, 2023 USD ($) shares	Jan. 25, 2023 CNY (¥) shares	Jan. 31, 2021 $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Oct. 29, 2024 shares	Apr. 30, 2024 shares	Apr. 22, 2024 shares	Feb. 02, 2024 $ / shares shares	Sep. 01, 2023 shares	Jun. 30, 2023 $ / shares shares	Sep. 30, 2022 shares	Jun. 30, 2021 $ / shares shares	Jun. 01, 2021 $ / shares shares	Sep. 10, 2019	Jan. 24, 2019 $ / shares shares
Equity [Line Items]
Ordinary shares, shares authorized											100,000,000	12,500,000
Ordinary shares par value (in Dollars per share) | $ / shares											$ 0.04	$ 0.04
Ordinary shares, shares issued											2,675,172	2,552,576
Ordinary shares, shares issued											2,675,172	2,552,576
Additional ordinary shares, description											the Company entered into an equity transfer agreement with the Sellers, for the transfer of 100% of the equity interests in and all assets in Changzhou Sixun to Jiangsu New Energy, for RMB59,400,000, of which (i) RMB5,000,000 was to be paid in cash, and (ii) the remaining RMB54,400,000 ($8,080,448) which is to be paid by issuing additional ordinary shares of the Company, with a selling restriction period of six months
Shares of public offering		100,010,000			10,000,000	100,010,000	18,000,000
Value of ordinary								$ 8,080,448	¥ 54,400,000
Shareholders at par value (in Dollars per share) | $ / shares					$ 0.85		$ 0.001
Shareholders at par value (in Dollars per share) | $ / shares							$ 0.8
Gross proceeds (in Dollars) | $			$ 397,119		$ 8,500,000		$ 14,400,000
Common stock price per share (in Dollars per share) | $ / shares		$ 0.04				$ 0.001
Preferred shares		10,000				10,000								134,000
Preferred shares						10,000
Warrant shares					26,093,088							8,498,125
securities purchase agreement			8,498,125
Offering price, per share (in Dollars per share) | $ / shares			$ 1.13
Investor purchase			33,992,500
Placement agent a cash fee (in Dollars) | $			$ 800,000
Gross proceeds percentage			8.00%
Investors closing sale (in Dollars) | $			$ 351,433
Net proceeds (in Dollars) | $			$ 8,948,982
Ordinary shares					4,942,904
Warrants exchange											197,941
Reverse stock split	1-for-40										1-for-40 so that every forty (40) shares are combined into one (1) share
Stock Dividends, Shares		100,000,000
Net profits after income tax rate											10.00%
Statutory reserve percentage											50.00%
Exercised warrants				10,000,000						303,850	5,389,126	1,794,871
Cashless shares				4,942,904
Exchange warrants												4	3,000,000
Effective Date exceeds													15,000,000
Principal trading market surpassed shares													15,000,000
Compensation costs											$10,000
Hengmao [Member]
Equity [Line Items]
Noncontrolling interest rate											19.13%
Cenbird E-Motorcycle [Member]
Equity [Line Items]
Noncontrolling interest rate																						49.00%
Changzhou Higgs [Member]
Equity [Line Items]
Noncontrolling interest rate								40.00%	40.00%
Warrant [Member]
Equity [Line Items]
Ordinary price per share			1.13
Ordinary shares											26,093,088
Warrants exchange														197,941
Purchase of ordinary share										303,850		33,992,500						10,000,000		1,794,871	217,948
Ordinary share price (in Dollars per share) | $ / shares										$ 4.4		$ 1.13						$ 1.2		$ 4.68	$ 5.85
Exercised warrants											3,000,000
Cashless shares											26,093,088	806,243
Exchange warrants											26,093,088
Exercise price (in Dollars) | $											$ 1.7819
Common Stock [Member]
Equity [Line Items]
Ordinary shares, shares authorized																			100,000,000				50,000
Ordinary shares par value (in Dollars per share) | $ / shares			$ 0.001		$ 0.001	$ 0.001										$ 0.001							$ 1
Ordinary shares, shares issued		12,500,000	1		1	100,000,000													24,676,891
Ordinary shares, shares issued																			24,214,891
Shares of public offering						500,010,000		7,667,943	7,667,943
Preferred shares		10,000
Ordinary shares					806,243										4,533	700,000	134,000
Cashless shares										224,289
Common Stock [Member] | Warrant [Member]
Equity [Line Items]
Ordinary shares, shares issued					1
Warrant shares					1
VIE [Member]
Equity [Line Items]
Restricted net assets (in Dollars) | $											$ 36,418,173	$ 29,242,499
Board of Directors Chairman [Member]
Equity [Line Items]
Ordinary shares, shares issued						500,000,000
Shares of public offering		12,510,000
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares					$ 1.2
Warrant shares											1,794,871										10,000,000